IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Impairment of assets [Abstract]
Schedule of impairments (reversals)
For the year ended December 31, 2021, we recorded net impairment reversals of $63 million (2020: net impairment reversals of $269 million) for non-current assets, as summarized in the following table:

For the years ended December 31	2021	2020
Tanzania	$5	($304)
Cortez	—	10
Pueblo Viejo	(7)	5
Lagunas Norte	(86)	—
Golden Sunlight	15	—
Hemlo	5	—
Intangible assets	—	12
Other	5	8
Total impairment (reversals) losses of long-lived assets	($63)	($269)

Schedule of key assumptions used in impairment testing	The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the table below:

	2021	2020
Copper price per lb (long-term)	$3.00	$3.00
WACC - gold (range)	3%-8%	3%-12%
WACC - gold (avg)	4%	5%
WACC - copper	12%	n/a
NAV multiple - gold (avg)	1.2	1.3
LOM years - gold (avg)	19	20

Schedule of carrying value of CGU's
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2021	Carrying Value
Loulo-Gounkoto	$4,214
Lumwana	1,578
Veladero	774
Long Canyon	495